Interest and Finance Costs, net (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Interest Costs Incurred	$ 106,875	$ 121,574	$ 106,727
Interest Costs Capitalized Adjustment	12,857	8,273	4,923
Amortization of deferred gain on termination of hedging interest rate swaps	$ 1,189	$ 3,596	5,265
bunker and EUAs emission agreements	six bunker swap agreements and one EUAs swap agreement	five bunker swap agreements and three EUAs swap agreements
Debt extinguishment guidance of ASC 470-50 [Member]
Deferred Debt Issuance Cost, Writeoff	$ 0	$ 202	430
Series D Preferred Stock [Member]
Redemption date	May 30, 2023
Redemption of preferred shares | shares	3,517,061
Interest expense	$ 791
Interest Rate Swap [Member]
Number of Interest Rate Derivatives Held	5	1
Derivative, Notional Amount	$ 339,174	$ 58,500
Derivative, Fixed Interest Rate	3.18%	3.82%
Line of Credit Facility, Interest Rate Description	three-month SOFR and six-month SOFR	six-month SOFR
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value Hedge Liabilities	$ 201
Fair Value Hedge Assets		$ 266
Gain (Loss) on Interest Rate Derivative Instruments Not Designated as Hedging Instruments	$ (467)	$ 144	122
Bunker Swap 2025 EUAs Swap Member | Not Designated as Hedging Instrument [Member]
bunker and EUAs emission agreements	fourteen bunker swap agreements and four other commodities swap agreements
Derivative, Description of Hedged Item	to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure
Derivative, Description of Terms	between August 2025 through December 2027
Proceeds from Hedge, Financing Activities	$ 207
2024 bunker swap | EUAs Swap [Member] | Not Designated as Hedging Instrument [Member]
bunker and EUAs emission agreements		thirteen bunker swap agreements and six other commodities swap agreements
Derivative, Description of Hedged Item		to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure
Derivative, Description of Terms		between July 2024 through December 2025
Proceeds from Hedge, Financing Activities		$ 1,376
Swap [Member] | Not Designated as Hedging Instrument [Member]
Fair Value Hedge Liabilities	963
Fair Value Hedge Assets		302
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	$ (1,265)	$ (233)	$ 535